Taxes - Components of the deferred tax (Details) $ in Thousands	12 Months Ended
Oct. 31, 2023 CAD ($)
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	$ (9,603)
Acquired business combination	(241)
Recognized in earnings	8,967
OCI	(390)
Deferred income tax asset (liability) end of year	(1,267)
Capital assets
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	5,048
Acquired business combination	(276)
Recognized in earnings	1,491
OCI	(390)
Deferred income tax asset (liability) end of year	5,873
Goodwill
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(666)
Recognized in earnings	1,063
Deferred income tax asset (liability) end of year	397
Intangible assets
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(15,389)
Recognized in earnings	9,146
Deferred income tax asset (liability) end of year	(6,243)
Right-of-use assets/liabilities
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	824
Acquired business combination	35
Recognized in earnings	292
Deferred income tax asset (liability) end of year	1,151
Other
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	2,406
Recognized in earnings	(961)
Deferred income tax asset (liability) end of year	1,445
Non-capital loss carry-forwards
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	26,305
Recognized in earnings	58
Deferred income tax asset (liability) end of year	26,363
Tax benefits not recognized
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(28,131)
Recognized in earnings	(2,122)
Deferred income tax asset (liability) end of year	(30,253)
Provision for obsolescence
Components of the deferred tax
Deferred income tax asset (liability) beginning of year	(9,603)
Acquired business combination	(241)
Recognized in earnings	8,967
OCI	(390)
Deferred income tax asset (liability) end of year	$ (1,267)